Disposal of assets and other changes in organizational structure	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Disposal of assets and other changes in organizational structure
7.	Disposal of assets and other changes in organizational structure

The major classes of assets and liabilities classified as held for sale are shown in the following table:

	Operating segment				06.30.2019	12.31.2018
	E&P	Distribution	Gas & Power	Corporate (*)	Total	Total
Assets classified as held for sale
Cash and Cash Equivalents	—	—	—	492	492	40
Trade receivables	—	966	8	462	1,436	39
Inventories	—	772	19	—	791	47
Investments	773	10	—	—	783	973
Property, plant and equipment	2,510	1,705	82	—	4,297	745
Others	112	1,346	94	470	2,022	102

Total	3,395	4,799	203	1,424	9,821	1,946

Liabilities on assets classified as held for sale
Trade Payables	—	248	20	—	268	1
Finance debt	—	—	—	2,516	2,516	—
Provision for decommissioning costs	1,088	—	—	—	1,088	932
Others	—	801	7	1,064	1,872	50

Total	1,088	1,049	27	3,580	5,744	983

(*)	It refers to BR’s assets and liabilities.

As of June 30, 2019, the amounts refer to (i) the sale of Rômulo Almeida and Celso Furtado thermoelectric power generation plants, (ii) the sale of the Company’s interest in Petrobras Oil and Gas BV (corresponding to 50% of the joint venture), (iii) the remaining 10% interest in Lapa field, (iv) three fields in the Campos Basin (Pargo, Carapeba and Vermelho fields, comprising the Nordeste group), (v) 34 onshore fields located in Potiguar Basin in Rio Grande do Norte, (vi) the interest in the Maromba field, (vii) sale of 50% working interest in Tartaruga Verde and Module III of Espadarte fields, and (viii) public offer of shares of Petrobras Distribuidora (BR).

The most significant progresses under the divestment process in 2019 are described below:

Sale of onshore producing fields

On December 27, 2018, the Company’s Board of Directors approved the sale of its total interest in 34 onshore producing fields, located in Potiguar basin, in the state of Rio Grande do Norte, to the company 3R Petroleum, in the amount of US$ 453. However, the transaction was not consummated.

Accordingly, the Company promptly reassessed the other offers and accepted PetroRecôncavo’s offers in the amount of US$ 384, which was the second highest amount offered for this sale. Of this amount, US$ 61 is conditioned on the extension of the concession to be granted by the Brazilian Agency of Petroleum, Natural Gas and Biofuels—ANP and its present value is US$ 47. The agreement was signed on April 25, 2019, when PetroRecôncavo disbursed US$ 29 in advance.

In addition, the Company will assume US$ 2 (present value) related to provision for decommissioning costs.

The corresponding assets and liabilities of this transaction are classified as held for sale as of June 30, 2019 as the conclusion of the transaction is still subject to certain conditions precedent, such as ANP approval and pre-emption rights.

Sale of distributors in Paraguay

On June 26, 2018 the Company entered into a Sale and Purchase Agreement (SPA) related to the sale to Copetrol Group of its entire interest held through its wholly-owned subsidiary Petrobras International Braspetro B.V. (PIB BV) in Petrobras Paraguay Distribución Limited (PPDL UK), Petrobras Paraguay Operaciones y Logistica SRL (PPOL) and Petrobras Paraguay Gas SRL (PPG).

On March 8, 2019, this sale was completed after the fulfilment of all conditions precedent and the payment of US$ 332 to the Company, which includes US$ 45 of cash and cash equivalents of the companies and US$ 7 relating to working capital adjustment. This amount sums to the US$ 49 deposited in an escrow account at the signing date (June 27, 2018). As a result of this transaction, the Company recognized a US$ 141 gain within other income and expenses. In addition, a US$ 34 loss relating to cumulative translation adjustment previously recognized in shareholders’ equity was reclassified to the statement of income, within other income and expenses, due to the depreciation of the Paraguayan Guarani against the US dollar, accumulated since the acquisition of the investment.

Sale of Pasadena Refinery

On January 30, 2019, Petrobras America Inc. (PAI) entered into a SPA with Chevron USA Inc. (Chevron) for the sale of the shares held by PAI on Pasadena Refining System Inc. (PRSI) and PRSI Trading LLC (PRST), which comprise the Pasadena refining system in the United States.

On May 1, 2019, this sale was concluded after the fulfillment of conditions precedent. Accordingly, the amount of US$ 467 was received by the Company, of which US$ 350 relates to shares of the Pasadena refinery and the remaining US$ 117 to its working capital.

At the transaction closing, a US$ 49 loss was accounted for as other income and expenses.

Sale of 50% working interest in Tartaruga Verde and Module III of Espadarte fields

On April 25, 2019, Petrobras entered into an agreement with Petronas Petróleo Brasil Ltda. (“PPBL”), for the sale of 50% working interest in Tartaruga Verde field (BM-C-36 Concession) and Module III of Espadarte field. Petrobras will maintain a 50% working interest and the operation of the field.

The transaction amounts to US$ 1,294, to be paid in two tranches: (i) US$ 259 paid at the signing date; and (ii) US$ 1,035 at the closing date, subject to price adjustments. The Company will continue to operate the fields.

The conclusion of the transaction is subject to the conditions precedent provided in the agreement, such as the approval by the ANP and the Brazilian Antitrust Regulator (CADE). Therefore, the corresponding assets and liabilities of this transaction are classified as held for sale as of June 30, 2019.

Sale of interest in Transportadora Associada de Gás—TAG

On April 25, 2019, the Company entered into an agreement for the sale of a 90% interest in TAG to a group formed by ENGIE and the Canadian fund Caisse de Dépôt et Placement du Québec (CDPQ), acting through Aliança Transportadora de Gás Participações S.A. (“Aliança”), a Brazilian private company, to take over the control of TAG.

On June 13, 2019, after the fulfilment of all conditions precedent, this sale was closed for US$ 8.5 billion, as follows:

•	Aliança paid US$ 7.5 billion to Petrobras for the acquisition of 90% of TAG’s shares;

•

the members of the group paid US$ 0.5 billion to Petrobras relating to the sale of additional shares, so that the Company will preserve a 10% interest in TAG after the corporate restructuring to be held by the new controlling shareholder of TAG. This amount was accounted for as other current liabilities and, when recognized as profit or loss, the effect will be offset by the proportional write-off of the investment remeasured at fair value.

•	Aliança made a loan to TAG, which repaid the remaining debt with BNDES in the same date, in the amount of US$ 0.5 billion.

Petrobras will continue to use natural gas transportation services rendered by TAG, through contracts already in force between the two companies, with no impacts on its operations.

Following the closing of the transaction, a US$ 5.5 billion gain was accounted for in the second quarter of 2019, within other income and expenses, including US$ 0.5 arising from the remeasurement of the investment.

In the scope of this transaction, Petrobras remained responsible for certain TAG contingencies, in the amount of US$ 0.6 billion, classified as contingent liabilities.

Public offer of shares of Petrobras Distribuidora (BR)

On May 22, 2019, the Company’s Board of Directors approved the sale of a further portion of its interest in Petrobras Distribuidora (BR), to be carried out through a secondary public offering (follow-on).

On July 23, 2019, it occurred the pricing of the common shares under this operation, when the Board of Directors approved the sale of 349,500,000 shares, at a price per share of US$ 6.5123 (R$ 24.50).

On July 25, 2019, an overallotment option was fully exercised and the number of shares offered increased by 43,687,500, under the same conditions and at the same price per share initially offered. Thus, the offering amount totaled US$ 2,561 and Petrobras’ interest in BR’s capital stock was reduced to 37.50%. After the closing of this operation, Petrobras is no longer controller of BR.

The Company estimates a gain of US$ 3.8 billion before taxes, including the gain on remeasurement of US$ 2 billion, as a result of this operation, to be accounted for in the third quarter of 2019, considering the carrying amount of this investment at June 30, 2019. This gain is still subject to adjustments relating to the equity interest until the date of closing.

The supply relationship will continue after the disposal as this transaction does not change the current supply contracts.

As of June 30, 2019, the corresponding assets and liabilities of this transaction are classified as held for sale, since all the internal approvals necessary for the sale had been taken and such sale was subject only to usual and customary conditions.

BR comprises almost entirely the Distribution business segment of the Company. As it represents a separate major line of business, it is also considered a discontinued operation, for which the statements of income and cash flows are presented below:

Statement of income for the discontinued operation

	Jan-Jun/ 2019	Jan-Jun/ 2018	2Q-2019	2Q-2018
Sales revenues	4,822	6,011	2,396	2,654
Cost of sales	(4,071)	(5,178)	(2,067)	(2,289)

Gross profit	751	833	329	365

Income (expenses)
Selling expenses	(379)	(428)	(184)	(210)
General and administrative expenses	(100)	(114)	(48)	(55)
Other taxes	(13)	(15)	(3)	(6)
Other income and expenses	(54)	(92)	(18)	(53)

	(546)	(649)	(253)	(324)

Income before finance income (expense), results in equity-accounted investments and income taxes	205	184	76	41

Net finance income (expense)	120	66	48	82
Results of equity-accounted investments	1	(1)	—	—

Net income before income taxes	326	249	124	123

Income taxes	(122)	(100)	(47)	(50)

Net income for the period from discontinued operations	204	149	77	73

For information relating to sales from Petrobras to BR, see note 26.

Statement of cash flows for the discontinued operation

	Jan-Jun/ 2019	Jan-Jun/ 2018
Cash flows from Operating activities
Net income for the period	204	149
Adjustments for:
Pension and medical benefits (actuarial expense)	62	64
Depreciation, depletion and amortization	66	62
Foreign exchange, indexation and finance charges	(111)	(68)
Deferred income taxes, net	120	100
Others	93	11
Decrease (Increase) in assets
Trade and other receivables, net	303	146
Other assets	(166)	54
Increase (Decrease) in liabilities
Trade payables	(49)	(170)
Pension and medical benefits	(134)	(27)
Other liabilities	(30)	(23)
Income taxes paid	(102)	—

Net cash provided by operating activities	256	298

Cash flows from Investing activities
Acquisition of PP&E and intangibles assets	(68)	(50)
Divestment (Investment) in marketable securities	14	81
Others	3	1

Net cash (used in) provided by investing activities	(51)	32

Cash flows from Financing activities
Repayment of principal	(30)	(34)
Repayment of interest	(51)	(55)
Dividends paid to Shareholders of Petrobras	(387)	—
Others	(27)	20

Net cash used in financing activities	(495)	(69)